Right-of-use asset and lease liability (Tables)	12 Months Ended
Aug. 31, 2025
Right-of-use Asset And Lease Liability
Schedule of right-of-use asset

The following schedule shows the movement in the Company’s right-of-use asset:

Right-of-use asset

Cost
Balance, August 31, 2023	$1,177,721
Translation adjustment	(42,737)
Balance, August 31, 2024	1,134,984
Derecognition of asset	(139,723)
Translation adjustment	(28,716)
Balance, August 31, 2025	$966,545

The right-of-use asset is being depreciated on a straight-line basis over the remaining lease term.

Accumulated Depreciation
Balance, August 31, 2023	$217,344
Depreciation	134,508
Translation adjustment	(45,542)
Balance, August 30, 2024	$306,310
Depreciation	187,048
Derecognition of asset	(54,337)
Translation adjustment	(2,639)
Balance, August 31, 2025	$436,382

Carrying Amount
August 31, 2025	$530,163
August 31, 2024	$828,674

Schedule of lease liability

The following schedule shows the movement in the Company’s lease liability during the year:

	August 31, 2025	August 31, 2024

Balance, beginning of year	$977,107	$1,107,961
Derecognition of lease	(85,151)	-
Interest Expense	51,431	62,604
Lease payments	(206,185)	(196,703)
Translation Adjustment	(37,242)	3,245
Balance, end of year	$699,959	$977,107

Current	138,859	161,508
Non-Current	561,100	815,599
	$699,959	$977,107

Schedule of maturity lease liability

The following table provides a maturity analysis of the Company’s lease liability. The amounts disclosed in the maturity analysis are the contractual undiscounted cash flows before deducting interest or finance charges:

2026	175,823
2027	175,756
2028	186,840
2029	194,757
2030	81,149
$814,325